Risk Management and Use of Derivative Financial Instruments (Narratives) (Details)			12 Months Ended
	Dec. 31, 2012 USD ($) property tenant	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Interest Expense USD ($)	Dec. 31, 2012 Cash Flow Hedging USD ($)	Dec. 31, 2012 Stock warrants USD ($)	Dec. 31, 2012 Interest rate cap USD ($)	Dec. 31, 2012 Interest rate cap 1-Month LIBOR Cash Flow Hedging	Dec. 31, 2012 Interest rate cap 3-Month LIBOR Cash Flow Hedging	Dec. 31, 2012 Forward contracts USD ($)	Dec. 31, 2012 Forward contracts EUR (€)	Dec. 31, 2012 Forward contracts Derivatives Not in Cash Flow Hedging Relationships Noncontrolling Interest USD ($)	Dec. 31, 2012 CPA 16 - Global USD ($) quantity	Sep. 28, 2012 CPA 15 USD ($)
Summary of Derivative Instruments
Notional Amount										€ 50,648,000	$ 33,700,000
Fair Value	(2,067,000)			(5,800,000)	1,700,000	1,000			(2,051,000)		(4,200,000)
Debt instrument interest rate at end of period							4.20%	2.90%
Stock warrants													1,600,000
Derivative instruments gain loss reclassification from OCI to income, to be transferred			1,900,000
Maximum credit exposure	100,000
Derivative Fair Value, Gross Liability	25,700,000
Aggregate termination value of derivatives in liability position	27,300,000
Percentage geography												18.30%
Assets	$ 4,609,042,000	$ 1,462,623,000										$ 3,400,000,000
Number of real estate properties	423											498
Number of tenants	124											144